Leases (Details) - Schedule of Associated Financial Statement - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets
Operating lease right-of-use assets, net	$ 15,832	$ 18,020
Liabilities
Operating lease liabilities, current	5,494	6,315
Operating lease liabilities, non-current	$ 9,544	$ 10,899
Weighted average remaining lease term (in years)	4 years 6 months	4 years 8 months 1 day
Weighted average discount rate (%)	5.84%	5.84%